TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

15.   TRADE ACCOUNTS RECEIVABLE

	December 31,
	2020	2021
	RMB	RMB

Amounts due from third parties	22,473	30,159
Amounts due from Sinopec Group Company and fellow subsidiaries	12,045	2,199
Amounts due from associates and joint ventures	4,781	6,536
	39,299	38,894
Less: Loss allowance for ECLs	(3,860)	(4,033)
	35,439	34,861

The ageing analysis of trade accounts receivable (net of loss allowance for ECLs) is as follows:

	December 31,
	2020	2021
	RMB	RMB

Within one year	34,361	34,180
Between one and two years	931	442
Between two and three years	64	221
Over three years	83	18
	35,439	34,861

15.   TRADE ACCOUNTS RECEIVABLE (Continued)

Loss allowance for ECLs are analyzed as follows:

	2019	2020	2021
	RMB	RMB	RMB

Balance as at January 1	606	1,848	3,860
Provision for the year	1,566	2,173	436
Written back for the year	(283)	(68)	(127)
Written off for the year	(41)	(23)	(30)
Others	—	(70)	(106)
Balance as at December 31	1,848	3,860	4,033

Sales are generally on a cash term. Credit is generally only available for major customers with well-established trading records. Amounts due from Sinopec Group Company and fellow subsidiaries are repayable under the same terms.

Trade  accounts receivable (net of impairment losses for bad and doubtful debts) primarily represent receivables that are neither past due nor impaired. These receivables relate to a wide range of customers for whom there is no recent history of default.

Information about the impairment of trade accounts receivable and the Group’s exposure to credit risk can be found in Note 40.